Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Feb 22, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013

ClearBridge Mid Cap Core Fund
ClearBridge Mid Cap Core Fund
Investment objective
The fund seeks long-term capital growth.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Mid Cap Core Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none	none		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[2]	5.00%	1.00%	none	none	none	none	none		[1]
Small account fee ($)	[3]	15		15	15	none	none	none	none	none	15
[1]	N/A
[2]	Generally,
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses ClearBridge Mid Cap Core Fund		Class A	Class B	Class C	Class FI		Class R	Class R1		Class I	Class IS	Class 1
Management fees		0.75%	0.75%	0.75%	0.75%		0.75%	0.75%		0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%	1.00%		none	none	none
Other expenses		0.32%	0.55%	0.27%	0.25%	[1]	0.32%	0.25%	[1]	0.11%	0.06%	0.45%
Total annual fund operating expenses		1.32%	2.30%	2.02%	1.25%		1.57%	2.00%		0.86%	0.81%	1.20%
Fees waived and/or expenses reimbursed	[2]	(0.03%)	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.29%	2.29%	2.02%	1.25%		1.57%	2.00%		0.86%	0.81%	1.20%
[1]	"Other expenses" for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.29% for Class A shares, 2.29% for Class B shares, 2.05% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
           You invest $10,000 in the fund for the time periods indicated
           Your investment has a 5% return each year and the fund’s operating expenses remain the same
           You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Mid Cap Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	699	966	1,253	2,069
Class B	732	1,017	1,329	2,358
Class C	305	633	1,088	2,348
Class FI	127	396	686	1,511
Class R	160	496	856	1,868
Class R1	203	627	1,077	2,326
Class I	88	274	476	1,060
Class IS	83	259	450	1,003
Class 1	122	381	660	1,455

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Mid Cap Core Fund (USD $)	1 year	3 years	5 years	10 years
Class A	699	966	1,253	2,069
Class B	232	717	1,229	2,358
Class C	205	633	1,088	2,348
Class FI	127	396	686	1,511
Class R	160	496	856	1,868
Class R1	203	627	1,077	2,326
Class I	88	274	476	1,060
Class IS	83	259	450	1,003
Class 1	122	381	660	1,455

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The fund may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The fund may also invest up to 25% of its net assets in securities of foreign issuers.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.42 Worst quarter (12/31/2008): (23.27)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns ClearBridge Mid Cap Core Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		11.43%	2.51%		7.88%
Class A Return after taxes on distributions		10.57%	2.35%		7.03%
Class A Return after taxes on distributions and sale of fund shares		8.31%	2.13%		6.66%
Class B		12.30%	2.79%		7.88%
Class C		16.34%	3.02%		7.75%
Class R	[1]	17.80%		[2]		[2]	8.60%	Sep 30, 2008
Class I		18.65%	4.15%		8.95%
Class IS	[1]	18.69%		[2]		[2]	6.89%	Aug 4, 2008
Class 1		18.49%	3.97%		7.76%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)		17.28%	3.57%		10.65%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)		17.88%	5.15%		10.53%
[1]	For Class R shares and Class IS shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the Russell Midcap Index was 9.67% and 7.08%, respectively, and the average annual total return for the S&P Mid Cap 400 Index was 10.02% and 7.78%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
ClearBridge Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Mid Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 50 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

		Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
           You invest $10,000 in the fund for the time periods indicated
           Your investment has a 5% return each year and the fund’s operating expenses remain the same
           You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. The fund may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The fund may also invest up to 25% of its net assets in securities of foreign issuers.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid cap segment of the U.S. equity universe. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.42 Worst quarter (12/31/2008): (23.27)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 1, 2012, the fund changed its performance benchmark from the S&P Mid Cap 400 Index to the Russell Midcap Index. Management believes the Russell Midcap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund’s success relative to its investment objective and comparable funds. The Russell Midcap Index measures the performance of the mid cap segment of the U.S. equity universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
ClearBridge Mid Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	699
3 years	rr_ExpenseExampleYear03	966
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	2,069
1 year	rr_ExpenseExampleNoRedemptionYear01	699
3 years	rr_ExpenseExampleNoRedemptionYear03	966
5 years	rr_ExpenseExampleNoRedemptionYear05	1,253
10 years	rr_ExpenseExampleNoRedemptionYear10	2,069
2003	rr_AnnualReturn2003	29.75%
2004	rr_AnnualReturn2004	10.01%
2005	rr_AnnualReturn2005	8.16%
2006	rr_AnnualReturn2006	14.13%
2007	rr_AnnualReturn2007	7.10%
2008	rr_AnnualReturn2008	(35.69%)
2009	rr_AnnualReturn2009	34.33%
2010	rr_AnnualReturn2010	22.06%
2011	rr_AnnualReturn2011	(3.66%)
2012	rr_AnnualReturn2012	18.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
1 year	rr_AverageAnnualReturnYear01	11.43%
5 years	rr_AverageAnnualReturnYear05	2.51%
10 years	rr_AverageAnnualReturnYear10	7.88%
ClearBridge Mid Cap Core Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.29%
1 year	rr_ExpenseExampleYear01	732
3 years	rr_ExpenseExampleYear03	1,017
5 years	rr_ExpenseExampleYear05	1,329
10 years	rr_ExpenseExampleYear10	2,358
1 year	rr_ExpenseExampleNoRedemptionYear01	232
3 years	rr_ExpenseExampleNoRedemptionYear03	717
5 years	rr_ExpenseExampleNoRedemptionYear05	1,229
10 years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 year	rr_AverageAnnualReturnYear01	12.30%
5 years	rr_AverageAnnualReturnYear05	2.79%
10 years	rr_AverageAnnualReturnYear10	7.88%
ClearBridge Mid Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	305
3 years	rr_ExpenseExampleYear03	633
5 years	rr_ExpenseExampleYear05	1,088
10 years	rr_ExpenseExampleYear10	2,348
1 year	rr_ExpenseExampleNoRedemptionYear01	205
3 years	rr_ExpenseExampleNoRedemptionYear03	633
5 years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 years	rr_ExpenseExampleNoRedemptionYear10	2,348
1 year	rr_AverageAnnualReturnYear01	16.34%
5 years	rr_AverageAnnualReturnYear05	3.02%
10 years	rr_AverageAnnualReturnYear10	7.75%
ClearBridge Mid Cap Core Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,511
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	396
5 years	rr_ExpenseExampleNoRedemptionYear05	686
10 years	rr_ExpenseExampleNoRedemptionYear10	1,511
ClearBridge Mid Cap Core Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,868
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,868
1 year	rr_AverageAnnualReturnYear01	17.80%	[5]
5 years	rr_AverageAnnualReturnYear05		[5],[6]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	8.60%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2008	[5]
ClearBridge Mid Cap Core Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	203
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,077
10 years	rr_ExpenseExampleYear10	2,326
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 years	rr_ExpenseExampleNoRedemptionYear10	2,326
ClearBridge Mid Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	476
10 years	rr_ExpenseExampleYear10	1,060
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	274
5 years	rr_ExpenseExampleNoRedemptionYear05	476
10 years	rr_ExpenseExampleNoRedemptionYear10	1,060
1 year	rr_AverageAnnualReturnYear01	18.65%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	8.95%
ClearBridge Mid Cap Core Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,003
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	1,003
1 year	rr_AverageAnnualReturnYear01	18.69%	[5]
5 years	rr_AverageAnnualReturnYear05		[5],[6]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	6.89%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008	[5]
ClearBridge Mid Cap Core Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[6]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther		[6]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	660
10 years	rr_ExpenseExampleYear10	1,455
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	660
10 years	rr_ExpenseExampleNoRedemptionYear10	1,455
1 year	rr_AverageAnnualReturnYear01	18.49%
5 years	rr_AverageAnnualReturnYear05	3.97%
10 years	rr_AverageAnnualReturnYear10	7.76%
ClearBridge Mid Cap Core Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.57%
5 years	rr_AverageAnnualReturnYear05	2.35%
10 years	rr_AverageAnnualReturnYear10	7.03%
ClearBridge Mid Cap Core Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.31%
5 years	rr_AverageAnnualReturnYear05	2.13%
10 years	rr_AverageAnnualReturnYear10	6.66%
ClearBridge Mid Cap Core Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.28%
5 years	rr_AverageAnnualReturnYear05	3.57%
10 years	rr_AverageAnnualReturnYear10	10.65%
ClearBridge Mid Cap Core Fund | S&P Mid Cap 400 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.88%
5 years	rr_AverageAnnualReturnYear05	5.15%
10 years	rr_AverageAnnualReturnYear10	10.53%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.29% for Class A shares, 2.29% for Class B shares, 2.05% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.10% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	For Class R shares and Class IS shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the Russell Midcap Index was 9.67% and 7.08%, respectively, and the average annual total return for the S&P Mid Cap 400 Index was 10.02% and 7.78%, respectively.
[6]	N/A

ClearBridge Mid Cap Growth Fund
ClearBridge Mid Cap Growth Fund
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 55 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Mid Cap Growth Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses ClearBridge Mid Cap Growth Fund		Class A	Class C	Class FI		Class R		Class R1		Class I	Class IS
Management fees		0.80%	0.80%	0.80%		0.80%		0.80%		0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%		0.50%		1.00%		none	none
Other expenses		2.57%	2.55%	2.59%	[1]	2.59%	[1]	2.59%	[1]	2.69%	2.39%	[1]
Total annual fund operating expenses		3.62%	4.35%	3.64%		3.89%		4.39%		3.49%	3.19%
Fees waived and/or expenses reimbursed	[2]	(2.32%)	(2.30%)	(2.29%)		(2.29%)		(2.24%)		(2.44%)	(2.14%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.30%	2.05%	1.35%		1.60%		2.15%		1.05%	1.05%
[1]	"Other expenses" for Class FI, Class R, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.15% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund's operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Mid Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	1,417	2,154	4,089
Class C	308	1,109	2,022	4,357
Class FI	137	902	1,688	3,748
Class R	163	976	1,807	3,968
Class R1	218	1,127	2,046	4,395
Class I	107	844	1,603	3,603
Class IS	107	783	1,483	3,346

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Mid Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	1,417	2,154	4,089
Class C	208	1,109	2,022	4,357
Class FI	137	902	1,688	3,748
Class R	163	976	1,807	3,968
Class R1	218	1,127	2,046	4,395
Class I	107	844	1,603	3,603
Class IS	107	783	1,483	3,346

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of medium capitalization companies or other investments with similar economic characteristics. The fund may invest up to 25% of its net assets in the securities of foreign companies. The fund normally invests in a relatively small number of stocks selected for their long-term growth potential.

The fund invests in common stocks, but may invest in other types of equity securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (12/31/2011): 20.76 Worst quarter (09/30/2011): (22.68)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns ClearBridge Mid Cap Growth Fund	1 year	Since inception	Inception date
Class A	13.61%	15.33%	Aug 31, 2010
Class A Return after taxes on distributions	12.72%	14.36%	Aug 31, 2010
Class A Return after taxes on distributions and sale of fund shares	9.26%	12.70%	Aug 31, 2010
Class C	18.71%	17.40%	Aug 31, 2010
Class I	20.86%	18.58%	Aug 31, 2010
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.81%	17.45%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
ClearBridge Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ClearBridge Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 19 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 55 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund's operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of medium capitalization companies or other investments with similar economic characteristics. The fund may invest up to 25% of its net assets in the securities of foreign companies. The fund normally invests in a relatively small number of stocks selected for their long-term growth potential.

		The fund invests in common stocks, but may invest in other types of equity securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Growth investing risk. The fund's growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (12/31/2011): 20.76 Worst quarter (09/30/2011): (22.68)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
ClearBridge Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.57%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.62%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.32%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	1,417
5 years	rr_ExpenseExampleYear05	2,154
10 years	rr_ExpenseExampleYear10	4,089
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	1,417
5 years	rr_ExpenseExampleNoRedemptionYear05	2,154
10 years	rr_ExpenseExampleNoRedemptionYear10	4,089
2011	rr_AnnualReturn2011	2.13%
2012	rr_AnnualReturn2012	20.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.68%)
1 year	rr_AverageAnnualReturnYear01	13.61%
Since inception	rr_AverageAnnualReturnSinceInception	15.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
ClearBridge Mid Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.35%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.30%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	1,109
5 years	rr_ExpenseExampleYear05	2,022
10 years	rr_ExpenseExampleYear10	4,357
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	1,109
5 years	rr_ExpenseExampleNoRedemptionYear05	2,022
10 years	rr_ExpenseExampleNoRedemptionYear10	4,357
1 year	rr_AverageAnnualReturnYear01	18.71%
Since inception	rr_AverageAnnualReturnSinceInception	17.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
ClearBridge Mid Cap Growth Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.59%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.64%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.35%
1 year	rr_ExpenseExampleYear01	137
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,688
10 years	rr_ExpenseExampleYear10	3,748
1 year	rr_ExpenseExampleNoRedemptionYear01	137
3 years	rr_ExpenseExampleNoRedemptionYear03	902
5 years	rr_ExpenseExampleNoRedemptionYear05	1,688
10 years	rr_ExpenseExampleNoRedemptionYear10	3,748
ClearBridge Mid Cap Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	2.59%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.89%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.29%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	163
3 years	rr_ExpenseExampleYear03	976
5 years	rr_ExpenseExampleYear05	1,807
10 years	rr_ExpenseExampleYear10	3,968
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	976
5 years	rr_ExpenseExampleNoRedemptionYear05	1,807
10 years	rr_ExpenseExampleNoRedemptionYear10	3,968
ClearBridge Mid Cap Growth Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.59%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.39%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.15%
1 year	rr_ExpenseExampleYear01	218
3 years	rr_ExpenseExampleYear03	1,127
5 years	rr_ExpenseExampleYear05	2,046
10 years	rr_ExpenseExampleYear10	4,395
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	1,127
5 years	rr_ExpenseExampleNoRedemptionYear05	2,046
10 years	rr_ExpenseExampleNoRedemptionYear10	4,395
ClearBridge Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.49%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	844
5 years	rr_ExpenseExampleYear05	1,603
10 years	rr_ExpenseExampleYear10	3,603
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	844
5 years	rr_ExpenseExampleNoRedemptionYear05	1,603
10 years	rr_ExpenseExampleNoRedemptionYear10	3,603
1 year	rr_AverageAnnualReturnYear01	20.86%
Since inception	rr_AverageAnnualReturnSinceInception	18.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
ClearBridge Mid Cap Growth Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.39%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.19%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	107
3 years	rr_ExpenseExampleYear03	783
5 years	rr_ExpenseExampleYear05	1,483
10 years	rr_ExpenseExampleYear10	3,346
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	783
5 years	rr_ExpenseExampleNoRedemptionYear05	1,483
10 years	rr_ExpenseExampleNoRedemptionYear10	3,346
ClearBridge Mid Cap Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.72%
Since inception	rr_AverageAnnualReturnSinceInception	14.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
ClearBridge Mid Cap Growth Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.26%
Since inception	rr_AverageAnnualReturnSinceInception	12.70%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010
ClearBridge Mid Cap Growth Fund | Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.81%
Since inception	rr_AverageAnnualReturnSinceInception	17.45%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.35% for Class FI shares, 1.60% for Class R shares, 2.15% for Class R1 shares and 1.05% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class FI, Class R, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Legg Mason Batterymarch Global Equity Fund
Legg Mason Batterymarch Global Equity Fund
Investment objective
The fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 43 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Batterymarch Global Equity Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[2]	5.00%	1.00%	none	none	none	none		[1]
Small account fee ($)	[3]	15		15	15	none	none	none	none	15
[1]	N/A
[2]	Generally,
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Batterymarch Global Equity Fund		Class A	Class B	Class C	Class FI		Class R		Class R1		Class I	Class 1
Management fees		0.85%	0.85%	0.85%	0.85%		0.85%		0.85%		0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%		1.00%		none	none
Other expenses		0.91%	1.17%	0.84%	0.42%	[1]	0.42%	[1]	0.42%	[1]	0.40%	0.99%
Total annual fund operating expenses		2.01%	3.02%	2.69%	1.52%		1.77%		2.27%		1.25%	1.84%
Fees waived and/or expenses reimbursed	[2]	(0.51%)	(0.77%)	(0.44%)	(0.02%)		(0.02%)		(0.02%)			(0.34%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.50%	2.25%	2.25%	1.50%		1.75%		2.25%		1.25%	1.50%
[1]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 2.25% for Class R1 shares and 1.25% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Batterymarch Global Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	719	1,123	1,551	2,740
Class B	728	1,161	1,619	3,044
Class C	328	794	1,386	2,990
Class FI	153	479	827	1,811
Class R	178	556	958	2,083
Class R1	228	707	1,213	2,603
Class I	127	396	686	1,511
Class 1	153	546	964	2,131

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Batterymarch Global Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A	719	1,123	1,551	2,740
Class B	228	861	1,519	3,044
Class C	228	794	1,386	2,990
Class FI	153	479	827	1,811
Class R	178	556	958	2,083
Class R1	228	707	1,213	2,603
Class I	127	396	686	1,511
Class 1	153	546	964	2,131

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in the common stock of U.S. and non-U.S. issuers, particularly issuers located in countries included in the Morgan Stanley Capital International World Index (the “MSCI World Index”). Under normal circumstances, the fund invests at least 80% of its assets in equity and equity-related securities, and under current market conditions invests at least 40% of its assets in non-U.S. issuers directly or through depositary receipts. Although the fund’s focus is on large capitalization securities, the fund may invest in securities of any market capitalization, including medium capitalization and small capitalization securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. These market conditions may continue, worsen or spread, including in the United States, Europe and beyond. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Portfolio turnover risk. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from fund performance.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2003): 17.37 Worst quarter (12/31/2008): (23.17)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Batterymarch Global Equity Fund		1 year	5 years	10 years		Since inception	Inception date
Class A		6.67%	(5.35%)	5.38%
Class A Return after taxes on distributions		6.21%	(5.87%)	4.56%
Class A Return after taxes on distributions and sale of fund shares		4.33%	(4.78%)	4.43%
Class B		7.28%	(4.99%)	5.41%
Class C		11.29%	(4.94%)	5.18%
Class I	[1]	13.44%	(3.87%)		[2]	6.50%	May 20, 2003
Class 1	[1]	13.32%	(3.99%)		[2]	(3.12%)	Dec 1, 2006
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.83%	(1.18%)	7.51%
[1]	For Class I shares and Class 1 shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the MSCI World Index was 7.25% and 0.80%, respectively.
[2]	N/A

Prior to October 1, 2006, the fund invested at least 80% of its assets in large capitalization issuers and primarily in the common stock of foreign companies, including companies in developing countries.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Legg Mason Batterymarch Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Batterymarch Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 43 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

		Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in the common stock of U.S. and non-U.S. issuers, particularly issuers located in countries included in the Morgan Stanley Capital International World Index (the “MSCI World Index”). Under normal circumstances, the fund invests at least 80% of its assets in equity and equity-related securities, and under current market conditions invests at least 40% of its assets in non-U.S. issuers directly or through depositary receipts. Although the fund’s focus is on large capitalization securities, the fund may invest in securities of any market capitalization, including medium capitalization and small capitalization securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. These market conditions may continue, worsen or spread, including in the United States, Europe and beyond. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Portfolio turnover risk. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from fund performance.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2003): 17.37 Worst quarter (12/31/2008): (23.17)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to October 1, 2006, the fund invested at least 80% of its assets in large capitalization issuers and primarily in the common stock of foreign companies, including companies in developing countries.

		The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Batterymarch Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	719
3 years	rr_ExpenseExampleYear03	1,123
5 years	rr_ExpenseExampleYear05	1,551
10 years	rr_ExpenseExampleYear10	2,740
1 year	rr_ExpenseExampleNoRedemptionYear01	719
3 years	rr_ExpenseExampleNoRedemptionYear03	1,123
5 years	rr_ExpenseExampleNoRedemptionYear05	1,551
10 years	rr_ExpenseExampleNoRedemptionYear10	2,740
2003	rr_AnnualReturn2003	28.55%
2004	rr_AnnualReturn2004	17.24%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	24.79%
2007	rr_AnnualReturn2007	7.60%
2008	rr_AnnualReturn2008	(43.88%)
2009	rr_AnnualReturn2009	20.82%
2010	rr_AnnualReturn2010	11.08%
2011	rr_AnnualReturn2011	(5.39%)
2012	rr_AnnualReturn2012	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
1 year	rr_AverageAnnualReturnYear01	6.67%
5 years	rr_AverageAnnualReturnYear05	(5.35%)
10 years	rr_AverageAnnualReturnYear10	5.38%
Legg Mason Batterymarch Global Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.25%
1 year	rr_ExpenseExampleYear01	728
3 years	rr_ExpenseExampleYear03	1,161
5 years	rr_ExpenseExampleYear05	1,619
10 years	rr_ExpenseExampleYear10	3,044
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	861
5 years	rr_ExpenseExampleNoRedemptionYear05	1,519
10 years	rr_ExpenseExampleNoRedemptionYear10	3,044
1 year	rr_AverageAnnualReturnYear01	7.28%
5 years	rr_AverageAnnualReturnYear05	(4.99%)
10 years	rr_AverageAnnualReturnYear10	5.41%
Legg Mason Batterymarch Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.69%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.25%
1 year	rr_ExpenseExampleYear01	328
3 years	rr_ExpenseExampleYear03	794
5 years	rr_ExpenseExampleYear05	1,386
10 years	rr_ExpenseExampleYear10	2,990
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	794
5 years	rr_ExpenseExampleNoRedemptionYear05	1,386
10 years	rr_ExpenseExampleNoRedemptionYear10	2,990
1 year	rr_AverageAnnualReturnYear01	11.29%
5 years	rr_AverageAnnualReturnYear05	(4.94%)
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Batterymarch Global Equity Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	479
5 years	rr_ExpenseExampleYear05	827
10 years	rr_ExpenseExampleYear10	1,811
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	479
5 years	rr_ExpenseExampleNoRedemptionYear05	827
10 years	rr_ExpenseExampleNoRedemptionYear10	1,811
Legg Mason Batterymarch Global Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	178
3 years	rr_ExpenseExampleYear03	556
5 years	rr_ExpenseExampleYear05	958
10 years	rr_ExpenseExampleYear10	2,083
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	556
5 years	rr_ExpenseExampleNoRedemptionYear05	958
10 years	rr_ExpenseExampleNoRedemptionYear10	2,083
Legg Mason Batterymarch Global Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.27%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.25%
1 year	rr_ExpenseExampleYear01	228
3 years	rr_ExpenseExampleYear03	707
5 years	rr_ExpenseExampleYear05	1,213
10 years	rr_ExpenseExampleYear10	2,603
1 year	rr_ExpenseExampleNoRedemptionYear01	228
3 years	rr_ExpenseExampleNoRedemptionYear03	707
5 years	rr_ExpenseExampleNoRedemptionYear05	1,213
10 years	rr_ExpenseExampleNoRedemptionYear10	2,603
Legg Mason Batterymarch Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	396
5 years	rr_ExpenseExampleYear05	686
10 years	rr_ExpenseExampleYear10	1,511
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	396
5 years	rr_ExpenseExampleNoRedemptionYear05	686
10 years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 year	rr_AverageAnnualReturnYear01	13.44%	[5]
5 years	rr_AverageAnnualReturnYear05	(3.87%)	[5]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	6.50%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	May 20, 2003	[5]
Legg Mason Batterymarch Global Equity Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice		[6]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther		[6]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.99%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	546
5 years	rr_ExpenseExampleYear05	964
10 years	rr_ExpenseExampleYear10	2,131
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	546
5 years	rr_ExpenseExampleNoRedemptionYear05	964
10 years	rr_ExpenseExampleNoRedemptionYear10	2,131
1 year	rr_AverageAnnualReturnYear01	13.32%	[5]
5 years	rr_AverageAnnualReturnYear05	(3.99%)	[5]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	(3.12%)	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006	[5]
Legg Mason Batterymarch Global Equity Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.21%
5 years	rr_AverageAnnualReturnYear05	(5.87%)
10 years	rr_AverageAnnualReturnYear10	4.56%
Legg Mason Batterymarch Global Equity Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.33%
5 years	rr_AverageAnnualReturnYear05	(4.78%)
10 years	rr_AverageAnnualReturnYear10	4.43%
Legg Mason Batterymarch Global Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.83%
5 years	rr_AverageAnnualReturnYear05	(1.18%)
10 years	rr_AverageAnnualReturnYear10	7.51%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, 1.50% for Class FI shares, 1.75% for Class R shares, 2.25% for Class R1 shares and 1.25% for Class I shares. In addition, total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	For Class I shares and Class 1 shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the MSCI World Index was 7.25% and 0.80%, respectively.
[6]	N/A

Legg Mason Esemplia Emerging Markets Long-Short Fund
Legg Mason Esemplia Emerging Markets Long-Short Fund
Investment objective
The fund seeks to provide long-term total return.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 65 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Esemplia Emerging Markets Long-Short Fund (USD $)		Class A		Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Esemplia Emerging Markets Long-Short Fund		Class A	Class C	Class FI		Class R		Class R1		Class I
Management fees		0.85%	0.85%	0.85%		0.85%		0.85%		0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.25%		0.50%		1.00%		none
Other expenses	[1]	1.97%	1.70%	1.52%	[2]	1.52%	[2]	1.52%	[2]	1.67%
Total annual fund operating expenses	[3]	3.07%	3.55%	2.62%		2.87%		3.37%		2.52%
Fees waived and/or expenses reimbursed	[4]	(1.06%)	(0.79%)	(0.61%)		(0.61%)		(0.61%)		(1.16%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		2.01%	2.76%	2.01%		2.26%		2.76%		1.36%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's historical operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 2.00% for Class A shares, 2.75% for Class C shares, 2.00% for Class FI shares, 2.25% for Class R shares, 2.75% for Class R1 shares and 1.35% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap by 0.01% as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund's operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Esemplia Emerging Markets Long-Short Fund (USD $)	1 year	3 years	5 years	10 years
Class A	767	1,375	2,007	3,695
Class C	379	1,016	1,774	3,767
Class FI	204	757	1,336	2,909
Class R	229	831	1,459	3,150
Class R1	279	979	1,703	3,618
Class I	138	673	1,236	2,769

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Esemplia Emerging Markets Long-Short Fund (USD $)	1 year	3 years	5 years	10 years
Class A	767	1,375	2,007	3,695
Class C	279	1,016	1,774	3,767
Class FI	204	757	1,336	2,909
Class R	229	831	1,459	3,150
Class R1	279	979	1,703	3,618
Class I	138	673	1,236	2,769

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets.

The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as "low income" or "middle income," are included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index or are believed by the subadviser to have similar characteristics to emerging market nations. The fund considers an equity security or related instrument to be issued by a company in an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer has a class of securities listed in an emerging market country; (2) the issuer is organized under the laws of, or has a principal office in, an emerging market country; (3) the issuer derives at least 50% of its revenue from goods produced, sales made or services provided in one or more emerging market countries; or (4) the issuer maintains 50% or more of its assets in one or more emerging market countries. The fund considers a security or related instrument to be tied economically to an emerging market if its value is based on an emerging market equity security(ies). Short sales of, and swaps related to, emerging market equity securities are included within the 80% test.

Generally, the fund invests in a number of different countries. Under normal circumstances, the fund invests in companies in at least eight markets and does not invest more than 25% of its assets in any one country. The fund invests across a range of industries. The fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The fund pursues its investment objective by taking both long and short positions, primarily through equity securities (including exchange-traded funds ("ETFs")) and equity-linked notes and the use of swap agreements, options, futures and other derivative instruments, and may invest in such instruments without limitation (subject to the fund's 80% investment policy). The subadviser may use derivative transactions or engage in short sales of equity securities to vary the fund's market exposure.

A long position arises where the fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security.

Although the fund intends to maintain an overall long position in its portfolio investments, the fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. In addition, at times the fund's short positions may hedge against all or most of its investment exposure to emerging market securities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of investments in small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Foreign investments and emerging markets risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund may incur additional costs related to derivatives, such as transaction costs and custody expenses, which can adversely affect the fund's performance. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Hedging risk. When a derivative is used as a hedge against a position that the fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the fund's hedging transactions will be effective.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss, which may be substantial. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The fund may incur additional costs related to short selling, which can adversely affect the fund's performance.

Credit risk. If an issuer or guarantor of a security or other instrument held by the fund or a counterparty to a financial contract (including a short sale or swap) with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security or other instrument declines, the value of your investment will typically decline.

Portfolio turnover risk. Active and frequent trading may increase a shareholder's tax liability and transaction costs, which could detract from fund performance.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security or other instrument, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to a composite benchmark of 50% MSCI Emerging Markets Index and 50% Citigroup 3-Month U.S. Treasury Bill Index (an unmanaged index representing monthly return equivalents of yield averages of the last three 3-month Treasury Bill issues). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 43.81 Worst quarter (12/31/2008): (30.58)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Esemplia Emerging Markets Long-Short Fund		1 year	5 years	Since inception	Inception date
Class A	[1]	6.39%	(6.05%)	6.87%	Jan 5, 2005
Class A Return after taxes on distributions	[1]	6.39%	(6.27%)	5.96%	Jan 5, 2005
Class A Return after taxes on distributions and sale of fund shares	[1]	4.15%	(5.18%)	5.55%	Jan 5, 2005
Class C	[1]	11.00%	(5.74%)	5.20%	Sep 7, 2005
Class I	[1]	13.64%	(4.12%)	8.43%	Jan 3, 2005
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)		18.22%	(0.92%)
Composite Benchmark (reflects no deduction for fees, expenses or taxes)		9.29%	0.87%
[1]	For Class A shares, Class C shares and Class I shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the MSCI Emerging Markets Index was 11.77%, 9.84% and 11.32%, respectively, and the average annual total return of the composite benchmark was 7.61%, 6.68% and 7.39%, respectively.

Prior to October 1, 2012, the fund followed a different investment objective and investment strategies under the name “Legg Mason Esemplia Emerging Markets Equity Fund.”

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Legg Mason Esemplia Emerging Markets Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Esemplia Emerging Markets Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 65 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s historical operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund's operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities and related instruments issued by, or tied economically to, companies in emerging markets.

The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as "low income" or "middle income," are included in the Morgan Stanley Capital International (MSCI) Emerging Markets Index or are believed by the subadviser to have similar characteristics to emerging market nations. The fund considers an equity security or related instrument to be issued by a company in an emerging market if such investment satisfies one or more of the following conditions: (1) the issuer has a class of securities listed in an emerging market country; (2) the issuer is organized under the laws of, or has a principal office in, an emerging market country; (3) the issuer derives at least 50% of its revenue from goods produced, sales made or services provided in one or more emerging market countries; or (4) the issuer maintains 50% or more of its assets in one or more emerging market countries. The fund considers a security or related instrument to be tied economically to an emerging market if its value is based on an emerging market equity security(ies). Short sales of, and swaps related to, emerging market equity securities are included within the 80% test.

Generally, the fund invests in a number of different countries. Under normal circumstances, the fund invests in companies in at least eight markets and does not invest more than 25% of its assets in any one country. The fund invests across a range of industries. The fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The fund pursues its investment objective by taking both long and short positions, primarily through equity securities (including exchange-traded funds ("ETFs")) and equity-linked notes and the use of swap agreements, options, futures and other derivative instruments, and may invest in such instruments without limitation (subject to the fund's 80% investment policy). The subadviser may use derivative transactions or engage in short sales of equity securities to vary the fund's market exposure.

A long position arises where the fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security.

		Although the fund intends to maintain an overall long position in its portfolio investments, the fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. In addition, at times the fund's short positions may hedge against all or most of its investment exposure to emerging market securities.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of investments in small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Foreign investments and emerging markets risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The fund may incur additional costs related to derivatives, such as transaction costs and custody expenses, which can adversely affect the fund's performance. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Hedging risk. When a derivative is used as a hedge against a position that the fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the fund's hedging transactions will be effective.

Short sales risk. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss, which may be substantial. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The fund may incur additional costs related to short selling, which can adversely affect the fund's performance.

Credit risk. If an issuer or guarantor of a security or other instrument held by the fund or a counterparty to a financial contract (including a short sale or swap) with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security or other instrument declines, the value of your investment will typically decline.

Portfolio turnover risk. Active and frequent trading may increase a shareholder's tax liability and transaction costs, which could detract from fund performance.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security or other instrument, industry or sector or about market movements is incorrect.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to a composite benchmark of 50% MSCI Emerging Markets Index and 50% Citigroup 3-Month U.S. Treasury Bill Index (an unmanaged index representing monthly return equivalents of yield averages of the last three 3-month Treasury Bill issues). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 43.81 Worst quarter (12/31/2008): (30.58)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Prior to October 1, 2012, the fund followed a different investment objective and investment strategies under the name “Legg Mason Esemplia Emerging Markets Equity Fund.”

		The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.97%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.07%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.01%
1 year	rr_ExpenseExampleYear01	767
3 years	rr_ExpenseExampleYear03	1,375
5 years	rr_ExpenseExampleYear05	2,007
10 years	rr_ExpenseExampleYear10	3,695
1 year	rr_ExpenseExampleNoRedemptionYear01	767
3 years	rr_ExpenseExampleNoRedemptionYear03	1,375
5 years	rr_ExpenseExampleNoRedemptionYear05	2,007
10 years	rr_ExpenseExampleNoRedemptionYear10	3,695
2006	rr_AnnualReturn2006	32.37%
2007	rr_AnnualReturn2007	35.48%
2008	rr_AnnualReturn2008	(55.72%)
2009	rr_AnnualReturn2009	87.75%
2010	rr_AnnualReturn2010	15.07%
2011	rr_AnnualReturn2011	(28.06%)
2012	rr_AnnualReturn2012	12.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.58%)
1 year	rr_AverageAnnualReturnYear01	6.39%	[6]
5 years	rr_AverageAnnualReturnYear05	(6.05%)	[6]
Since inception	rr_AverageAnnualReturnSinceInception	6.87%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2005	[6]
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.70%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.55%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.76%
1 year	rr_ExpenseExampleYear01	379
3 years	rr_ExpenseExampleYear03	1,016
5 years	rr_ExpenseExampleYear05	1,774
10 years	rr_ExpenseExampleYear10	3,767
1 year	rr_ExpenseExampleNoRedemptionYear01	279
3 years	rr_ExpenseExampleNoRedemptionYear03	1,016
5 years	rr_ExpenseExampleNoRedemptionYear05	1,774
10 years	rr_ExpenseExampleNoRedemptionYear10	3,767
1 year	rr_AverageAnnualReturnYear01	11.00%	[6]
5 years	rr_AverageAnnualReturnYear05	(5.74%)	[6]
Since inception	rr_AverageAnnualReturnSinceInception	5.20%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 7, 2005	[6]
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.52%	[3],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.01%
1 year	rr_ExpenseExampleYear01	204
3 years	rr_ExpenseExampleYear03	757
5 years	rr_ExpenseExampleYear05	1,336
10 years	rr_ExpenseExampleYear10	2,909
1 year	rr_ExpenseExampleNoRedemptionYear01	204
3 years	rr_ExpenseExampleNoRedemptionYear03	757
5 years	rr_ExpenseExampleNoRedemptionYear05	1,336
10 years	rr_ExpenseExampleNoRedemptionYear10	2,909
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.52%	[3],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.87%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.26%
1 year	rr_ExpenseExampleYear01	229
3 years	rr_ExpenseExampleYear03	831
5 years	rr_ExpenseExampleYear05	1,459
10 years	rr_ExpenseExampleYear10	3,150
1 year	rr_ExpenseExampleNoRedemptionYear01	229
3 years	rr_ExpenseExampleNoRedemptionYear03	831
5 years	rr_ExpenseExampleNoRedemptionYear05	1,459
10 years	rr_ExpenseExampleNoRedemptionYear10	3,150
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.52%	[3],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.37%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.76%
1 year	rr_ExpenseExampleYear01	279
3 years	rr_ExpenseExampleYear03	979
5 years	rr_ExpenseExampleYear05	1,703
10 years	rr_ExpenseExampleYear10	3,618
1 year	rr_ExpenseExampleNoRedemptionYear01	279
3 years	rr_ExpenseExampleNoRedemptionYear03	979
5 years	rr_ExpenseExampleNoRedemptionYear05	1,703
10 years	rr_ExpenseExampleNoRedemptionYear10	3,618
Legg Mason Esemplia Emerging Markets Long-Short Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.67%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.52%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	138
3 years	rr_ExpenseExampleYear03	673
5 years	rr_ExpenseExampleYear05	1,236
10 years	rr_ExpenseExampleYear10	2,769
1 year	rr_ExpenseExampleNoRedemptionYear01	138
3 years	rr_ExpenseExampleNoRedemptionYear03	673
5 years	rr_ExpenseExampleNoRedemptionYear05	1,236
10 years	rr_ExpenseExampleNoRedemptionYear10	2,769
1 year	rr_AverageAnnualReturnYear01	13.64%	[6]
5 years	rr_AverageAnnualReturnYear05	(4.12%)	[6]
Since inception	rr_AverageAnnualReturnSinceInception	8.43%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2005	[6]
Legg Mason Esemplia Emerging Markets Long-Short Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.39%	[6]
5 years	rr_AverageAnnualReturnYear05	(6.27%)	[6]
Since inception	rr_AverageAnnualReturnSinceInception	5.96%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2005	[6]
Legg Mason Esemplia Emerging Markets Long-Short Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.15%	[6]
5 years	rr_AverageAnnualReturnYear05	(5.18%)	[6]
Since inception	rr_AverageAnnualReturnSinceInception	5.55%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2005	[6]
Legg Mason Esemplia Emerging Markets Long-Short Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.22%
5 years	rr_AverageAnnualReturnYear05	(0.92%)
Legg Mason Esemplia Emerging Markets Long-Short Fund | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.29%
5 years	rr_AverageAnnualReturnYear05	0.87%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" have been restated to reflect current fees.
[4]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports, because the ratios in the financial highlights tables reflect the fund's historical operating expenses and do not include acquired fund fees and expenses.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 2.00% for Class A shares, 2.75% for Class C shares, 2.00% for Class FI shares, 2.25% for Class R shares, 2.75% for Class R1 shares and 1.35% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap by 0.01% as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[6]	For Class A shares, Class C shares and Class I shares, each for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the MSCI Emerging Markets Index was 11.77%, 9.84% and 11.32%, respectively, and the average annual total return of the composite benchmark was 7.61%, 6.68% and 7.39%, respectively.
[7]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2013